Leonard  E. Neilson
A  PROFESSIONAL  CORPORATION

LEONARD E. NEILSON	8160 South Highland Drive, Suite 104
Attorney at Law	Sandy, Utah 84093
Telephone: (801) 733-0800
Fax: (801) 733-0808
E-mail: LNeilsonLaw@aol.com

January 5, 2011

Securities and Exchange Commission
Office of Document Control
100 F Street NE
Washington, D.C. 20549

Via Edgar

Re:	Greyhound Commissary, Inc.
File No. 000-53529
Schedule 14C (Preliminary)

To Whom It May Concern:

Please find herewith the Preliminary Schedule 14C Information Statement filed on behalf of Greyhound Commissary, Inc.  Please direct all correspondences concerning this filing and Greyhound Commissary, Inc. to this office.

Yours truly,

/S/ Leonard E. Neilson

Leonard E. Neilson

:ae
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